Operating Expenses - Additional Information (Details) - Selling and Distribution Expenses - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Selling and marketing expenses	€ 34.5	€ 29.2
Logistic expenses	€ 31.1	€ 29.7